Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	360 Funds
Entity Central Index Key	0001319067
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
M3Sixty Income and Opportunity Fund - Class A Shares
Shareholder Report [Line Items]
Fund Name	M3Sixty Income and Opportunity Fund
Class Name	Class A
Trading Symbol	HROAX
Annual or Semi-Annual Statement [Text Block]	This annual report to shareholders contains important information of the M3Sixty Income and Opportunity Fund (the “Fund”) for the year ended November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://m3sixtyfunds.com/mutual-fund-documents/. You can also request this information without charge by contacting the Fund at (877) 244-6235.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	https://m3sixtyfunds.com/mutual-fund-documents/
Expenses [Text Block]	What were the Fund costs for the year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A shares	$232	2.20%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	2.20%
Factors Affecting Performance [Text Block]

What factors influenced performance during the past year?

●	The market experienced a sustained rally from Election day 2024 into mid-February 2025. Leading up to and following the implementation of new Tariffs, equities declined, which guided the Fund’s decision to take a more cautious approach by reducing investment exposure and raising cash. The Fund maintained a positive investment outlook, choosing to limit the use of hedging and underwriting due to high market volatility as management believed this was necessary to prevent excessive costs while trying to time the market during a period of uncertainty, which also led to a lower portfolio turnover as compared to previous years.

●	With rate cuts expected and clarity around the purpose of tariffs as a negotiating tool to drive large foreign investments into the U.S. economy, the Fund invested in sectors and industries thought to have compelling value such as Asia, Financials, Solar, and Commodities. These sectors and industries were selected based on new data center buildouts for companies, high expectations and adoption of artificial intelligence, rate cuts, and oversold stocks based on an unsustainable tariff rate. This enabled the Fund to outperform the market by a few percentage points into September 2025 as the Market rallied on imminent rate cuts.

●	As our philosophy remained unchanged during the 4th quarter, and while the market reported modest gains, the Fund underperformed during the quarter mainly due to stock selections as some of our largest positions delivered weak performance during the final quarter of our fiscal year due to high capital expenditures.

Top Security Contributors to Performance		Top Security Detractors from Performance
Xometry, Inc. - Class A	22.98%	Sensus Healthcare, Inc.	(15.67)%
Global X Silver Miners ETF	17.36%	Newell Brands, Inc.	(12.73)%
First Solar, Inc.	16.16%	PayPal Holdings, Inc.	(6.63)%

Top Sector Contributors to Performance		Top Sector Detractors from Performance
Industrials	48.58%	Healthcare	(18.17)%
Communication Services	41.32%	Materials	(3.92)%

Performance Past Does Not Indicate Future [Text]	The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed since inception?

Cumulative Performance of a Hypothetical $10,000 Investment as-of November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception of January 21, 2016 through November 30, 2025
Class A shares without sales charge	10.81%	6.88%	6.76%
Class A shares with sales charge	4.71%	5.68%	6.15%
S&P 500® Total Return Index	15.00%	15.29%	16.08%

Performance Inception Date	Jan. 21, 2016
No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 20,001,479
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 144,183
Investment Company, Portfolio Turnover	141.08%
Additional Fund Statistics [Text Block]	What are some Fund statistics?
Fund Statistics
Total Net Assets	$20,001,479	Investment Advisory Fees Paid	$144,183
Number of Portfolio Holdings	36	Portfolio Turnover Rate	141.08%

Holdings [Text Block]

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Industrials	14.65%	Energy	8.47%
Financials	13.88%	Government	4.41%
Communication Services	13.70%	Health Care	4.31%
Cash & Cash Equivalents	12.96%	Equity Fund	2.62%
Information Technology	12.19%	Real Estate	2.26%
Consumer Discretionary	8.77%	Alternative Fund	1.78%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
Federated Hermes Government Obligations Fund	14.39%	Phillips 66	3.77%
WESCO International, Inc.	5.01%	Yalla Group Ltd. – UAE - ADR	3.65%
U.S. Treasury Note, 0.625%, 07/31/2026	4.90%	Up Fintech Holding Ltd. – China - ADR	3.53%
Cisco Systems, Inc.	4.62%	Kingstone Cos., Inc.	3.42%
Meta Platforms, Inc. - Class A	4.54%	Gevo, Inc.	3.21%

Material Fund Change [Text Block]	Material Fund Changes There were no material Fund changes that occurred during the year ended November 30, 2025.
M3Sixty Income and Opportunity Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	M3Sixty Income and Opportunity Fund
Class Name	Institutional Class
Trading Symbol	HIOIX
Annual or Semi-Annual Statement [Text Block]	This annual report to shareholders contains important information of the M3Sixty Income and Opportunity Fund (the “Fund”) for the year ended November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://m3sixtyfunds.com/mutual-fund-documents/. You can also request this information without charge by contacting the Fund at (877) 244-6235.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	https://m3sixtyfunds.com/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$206	1.95%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

What factors influenced performance during the past year?

●	The market experienced a sustained rally from Election day 2024 into mid-February 2025. Leading up to and following the implementation of new Tariffs, equities declined, which guided the Fund’s decision to take a more cautious approach by reducing investment exposure and raising cash. The Fund maintained a positive investment outlook, choosing to limit the use of hedging and underwriting due to high market volatility as management believed this was necessary to prevent excessive costs while trying to time the market during a period of uncertainty, which also led to a lower portfolio turnover.

●	With rate cuts expected and clarity around the purpose of tariffs as a negotiating tool to drive large foreign investments into the U.S. economy, the Fund invested in sectors and industries thought to have compelling value such as Asia, Financials, Solar, and Commodities. These sectors and industries were selected based on new data center buildouts for companies, high expectations and adoption of artificial intelligence, rate cuts, and oversold stocks based on an unsustainable tariff rate. This enabled the Fund to outperform the market by a few percentage points into September 2025 as the Market rallied on imminent rate cuts.

●	As our philosophy remained unchanged during the 4th quarter, and while the market reported modest gains, the Fund underperformed during the quarter mainly due to stock selections as some of our largest positions delivered weak performance during the final quarter of our fiscal year due to high capital expenditures.

Top Security Contributors to Performance		Top Security Detractors from Performance
Xometry, Inc. - Class A	22.98%	Sensus Healthcare, Inc.	(15.67)%
Global X Silver Miners ETF	17.36%	Newell Brands, Inc.	(12.73)%
First Solar, Inc.	16.16%	PayPal Holdings, Inc.	(6.63)%

Top Sector Contributors to Performance		Top Sector Detractors from Performance
Industrials	48.58%	Healthcare	(18.17)%
Communication Services	41.32%	Materials	(3.92)%

Performance Past Does Not Indicate Future [Text]	The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed since inception?
Cumulative Performance of a Hypothetical $10,000 Investment as-of November 30, 2025

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception of January 21, 2016 through November 30, 2025
Institutional Class shares	11.01%	7.14%	7.03%
S&P 500® Total Return Index	15.00%	15.29%	16.08%

Performance Inception Date	Jan. 21, 2016
No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 20,001,479
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 144,183
Investment Company, Portfolio Turnover	141.08%
Additional Fund Statistics [Text Block]	What are some Fund statistics?
Fund Statistics
Total Net Assets	$20,001,479	Investment Advisory Fees Paid	$144,183
Number of Portfolio Holdings	36	Portfolio Turnover Rate	141.08%

Holdings [Text Block]

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Industrials	14.65%	Energy	8.47%
Financials	13.88%	Government	4.41%
Communication Services	13.70%	Health Care	4.31%
Cash & Cash Equivalents	12.96%	Equity Fund	2.62%
Information Technology	12.19%	Real Estate	2.26%
Consumer Discretionary	8.77%	Alternative Fund	1.78%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
Federated Hermes Government Obligations Fund	14.39%	Phillips 66	3.77%
WESCO International, Inc.	5.01%	Yalla Group Ltd. – UAE - ADR	3.65%
U.S. Treasury Note, 0.625%, 07/31/2026	4.90%	Up Fintech Holding Ltd. – China - ADR	3.53%
Cisco Systems, Inc.	4.62%	Kingstone Cos., Inc.	3.42%
Meta Platforms, Inc. - Class A	4.54%	Gevo, Inc.	3.21%

Material Fund Change [Text Block]	Material Fund Changes There were no material Fund changes that occurred during the year ended November 30, 2025.